Business Combination and Reverse Recapitalization - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 13, 2022 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, shares issued | shares		72,390,413	6,248,192
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock exchange ratio	2.59
Convertible preferred stock exchange ratio	2.59
Number of earn-out shares contingent consideration arrangement | shares		18,758,241
Liability upon the closing of business combination		$ 58.9
Number of remaining earn out shares | shares		4,724,604
Fair value of incremental compensation cost		$ 14.8
Business combination, direct transaction costs	$ 34.5
Business combination, acquisition-related costs	37.2
Public Warrants
Business Acquisition [Line Items]
Number of warrants outstanding | shares		13,800,000
Carrying value of warrants transferred to additional paid in capital		$ 7.1
Private Placement Warrants
Business Acquisition [Line Items]
Number of warrants outstanding | shares		7,520,000
Liability held at fair value		$ 8.1
Selling, General and Administrative Expense
Business Acquisition [Line Items]
Business combination, acquisition-related costs	$ 2.7
Research and Development Expense
Business Acquisition [Line Items]
Fair value of incremental compensation cost		4.4
PIPE Investors
Business Acquisition [Line Items]
Aggregate purchase price		$ 90.0
Backstop Agreement
Business Acquisition [Line Items]
Aggregate purchase price			$ 7.4
Gelesis
Business Acquisition [Line Items]
Number of restricted earn out shares entitled | shares		23,482,845
Trading price for future vesting threshold of the first third | $ / shares		$ 12.50
Trading price for future vesting threshold of the second third | $ / shares		15.00
Trading price for future vesting threshold of the third portion | $ / shares		$ 17.50
Number of trading days within specified period that share price must exceed		20 days
Consecutive trading days used to evaluate share price		30 days
Threshold period before share price condition commences		5 years
Fair value of incremental compensation cost		$ 11.4
Gelesis | Selling, General and Administrative Expense
Business Acquisition [Line Items]
Fair value of incremental compensation cost		$ 7.0
Class A common stock | Backstop Agreement
Business Acquisition [Line Items]
Common stock, shares issued | shares			1,983,750
Class A common stock | Private Placement | PIPE Investors
Business Acquisition [Line Items]
Common stock, shares issued | shares		9,000,000
Common stock, par value | $ / shares		$ 10.00
Class A common stock | Private Placement | Backstop Agreement
Business Acquisition [Line Items]
Common stock, shares issued | shares			744,217
Common stock, par value | $ / shares			$ 10.00
Common Stock
Business Acquisition [Line Items]
Common stock, shares issued | shares		72,390,413
Common stock, par value | $ / shares		$ 0.0001
Common Stock | Gelesis
Business Acquisition [Line Items]
Common stock exchange ratio	2.59
Convertible preferred stock exchange ratio	2.59
stock options and restricted stock units conversion exchange ratio	2.59
Preferred stock warrants conversion exchange ratio	2.59
Common stock warrants conversion exchange ratio	2.59